Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (3,361)		¥ (2,388)
Intangible assets, net	1,176	$ 169	1,369
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	3,757		¥ 3,757
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780